Other Payables and Accrued Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2022	Nov. 30, 2023
Other Payables and Accrued Liabilities (Details) [Line Items]
Exercise price of warrants			$ 0.01
Consulting fee		$ 856,170
Consultant [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Issuing of warrants	300,000
Warrants exercisable term	5 years
Exercise price of warrants	$ 4